OIL AND GAS PROPERTIES	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Extractive Industries [Abstract]
OIL AND GAS PROPERTIES

NOTE 4: OIL AND GAS PROPERTIES

Activity in the year ended March 31, 2023 consist of the following:

For the three months ended June 30, 2022, the Company received proceeds of $999,999 from a related party for the sale of wells which were recorded in the full-cost pool.

The WR Fund received limited partnership interests during the year ended March 31, 2023 in the amount of $3,244,653 for two drilling projects in Louisiana and Mississippi which funds were spent by the Company. There were no amounts collected during the three months ended June 30, 2023. The amounts received in the year ended March 31, 2023 are reflected in our unevaluated wells in progress as of June 30, 2023. These projects were not completed during the three months ended June 30, 2023.

The following table summarizes the Company’s oil and gas activities by classification as of June 30, 2023 (unaudited) and March 31, 2023.

	June 30, 2023	March 31, 2023
	(unaudited)
Oil and gas properties – full-cost pool	$14,194,006	$14,052,041
Accumulated, depletion and impairment	(12,966,640)	(12,766,864)
Oil and gas properties, net	$1,227,366	$1,285,177

There was $57,811 and $102,223 in depletion expense of reserves for the Company’s oil and gas properties for the three months ended June 30, 2023 and 2022, respectively. In addition, the Company impaired $141,965 and $28,265 during the three months ended June 30, 2023 and 2022, respectively.

Unevaluated Wells in Progress

The following table summarizes the Company’s unevaluated wells in progress for the periods ended June 30, 2023 and 2022.

	June 30, 2023	June 30, 2022
	(unaudited)	(unaudited)
Balance – beginning of period	$3,244,653	$4,936,352
Exploration costs	752,421	-
Reclassification to full - cost pool	-	(28,265)
Balance – end of period	$3,997,074	$4,908,087

During the three months ended June 30, 2023, the Company conducted two drilling projects (a) Peabody AMI 12 #18, and (b) Denmiss #1. The Company anticipates completion of these projects in their second fiscal quarter ending September 30, 2023. The exploration costs above represent the costs incurred for the three months ended June 30, 2023 on those two projects. The Company reviews its unevaluated properties at the end of each quarter to determine whether the costs incurred should be transferred to the full-cost pool and thereby subject to amortization.

NOTE 4: OIL AND GAS PROPERTIES

Activity in the current year consist of the following:

For the year ended March 31, 2023, the Company received proceeds of $999,999 from a related party for the sale of wells which were recorded in the full-cost pool.

On October 6, 2022, the Company assigned 10% of their working interest in the Harry O’Neal 20-9 well to two related parties, pursuant to the vesting of various performance conditions in the employment contracts of Mr. Randy May and Mr. Jay Puchir. There were no recognized reserves booked for this well.

On October 10, 2022, the Company entered into a settlement agreement with a Harry O’Neal working interest owner whereby they granted them a 50% working interest in the Harry O’Neal 20-9 well in exchange for a full release of claims from all prior investments. There were no recognized reserves booked for this well. The Company recognized a settlement expense of $2,071,917 associated with this settlement agreement.

The WR Fund received limited partnership interests during the year ended March 31, 2023 in the amount of $3,244,653 for two drilling projects in Louisiana and Mississippi which funds were spent by the Company. These amounts are reflected in our unevaluated wells in progress as of March 31, 2023. These projects were not completed during the year ended March 31, 2023.

The following table summarizes the Company’s oil and gas activities by classification for the periods ended March 31, 2023 and 2022.

Oil and Gas Properties – Full-Cost Method

	March 31, 2023	March 31, 2022

Oil and gas properties - full-cost pool	$14,052,041	$9,193,674
Accumulated, depletion and impairment	(12,766,864)	(6,898,659)
Oil and gas properties, net	$1,285,177	$2,295,015

There was $380,540 and $1,706,164 in depletion expense and $5,487,665 and $4,322,968 in impairment of reserves based on ceiling test calculations for the Company’s oil and gas properties for the years ended March 31, 2023 and 2022, respectively.

Unevaluated Wells in Progress

The following table summarizes the Company’s unevaluated wells in progress for the periods ended March 31, 2023 and 2022.

	March 31, 2023	March 31, 2022

Balance – beginning of year	$4,936,352	$5,868,137
Exploration costs	3,244,653	-
Development costs	-	-
Acquisition costs	106,843	-
Assignments	(28,265)	-
Reclassification to the full cost pool	(5,014,930)	(931,785)
Balance – end of year	$3,244,653	$4,936,352

During the year ended March 31, 2023, the Company conducted two drilling projects (a) Peabody AMI 12 #18, and (b) Denmiss #1. The Company anticipates completion of these projects in their second fiscal quarter ending September 30, 2023. The exploration costs above represent the costs incurred through March 31, 2023 on those two projects. The Company reviews its unevaluated properties at the end of each quarter to determine whether the costs incurred should be transferred to the full-cost pool and thereby subject to amortization.

Prior to the year ended March 31, 2022, the Company acquired unevaluated wells totaling $5,968,151 in March 2020, and impaired $100,014 to the full cost pool that is subject to the ceiling test in the year ended March 31, 2021. See above table for activities for the fiscal year ended March 31, 2023 and 2022.